Schedule II - Condensed Financial Information of Parent - Statements of Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net income (loss) available to ING U.S., Inc.'s common shareholder	$ 548.1	$ 346.6	$ (82.2)	$ (212.0)	$ (22.7)	$ 366.5	$ 634.4	$ (505.2)	$ 600.5	$ 473.0	$ (88.1)
Net income (loss)	653.7	447.7	(85.3)	(225.5)	(106.9)	386.8	852.1	(520.8)	790.6	611.2	102.8
Other comprehensive income (loss), after tax									(1,861.6)	1,115.7	1,621.7
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholders									(1,261.1)	1,588.7	1,533.6
Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Net income (loss) available to ING U.S., Inc.'s common shareholder									600.5	473.0	(88.1)
Net income (loss)									600.5	473.0	(88.1)
Other comprehensive income (loss), after tax									(1,861.6)	1,115.7	1,621.7
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholders									$ (1,261.1)	$ 1,588.7	$ 1,533.6